Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables
Schedule of Trade and other payables

	2017	2016	2015
	$m	$m	$m
Current liabilities
Trade payables	3,611	2,990	3,469
Value added and payroll taxes and social security	243	240	207
Rebates and chargebacks	2,556	2,812	3,307
Accruals	3,551	2,855	2,983
Contingent consideration	555	527	396
Other payables	1,125	1,062	1,301
Total	11,641	10,486	11,663
Non-current liabilities
Accruals	143	292	256
Contingent consideration	4,979	4,930	6,015
Other payables	2,718	4,266	1,186
Total	7,840	9,488	7,457

Schedule of Contingent consideration

	2017	2016	2015
	$m	$m	$m
At 1 January	5,457	6,411	6,899
Settlements	(434)	(293)	(579)
Revaluations	109	(1,158)	(432)
Discount unwind (Note 3)	402	497	524
Foreign exchange	–	–	(1)
At 31 December	5,534	5,457	6,411

Schedule of maximum development and sales milestones payable under outstanding contingent consideration

		Nature of	Maximum future milestones
Acquisitions	Year	contingent consideration	$m
Spirogen	2013	Milestones	216
Amplimmune	2013	Milestones	275
Omthera Pharmaceuticals	2013	Milestones	120
Pearl Therapeutics	2013	Milestones	390
BMS’s share of Global Diabetes Alliance	2014	Milestones and royalties	600
Almirall	2014	Milestones and royalties	925
Definiens	2014	Milestones	150